Consolidated Statement of Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues from construction activities	S/ 2,411,880	S/ 1,961,100	S/ 2,214,108
Revenues from services provided	1,089,465	1,003,623	956,300
Revenue from real estate and sale of goods	583,659	934,739	843,605
Revenue	4,085,004	3,899,462	4,014,013
Cost of construction activities	(2,351,563)	(1,921,112)	(2,107,206)
Cost of services provided	(866,326)	(741,172)	(770,792)
Cost of real estate and sale of goods	(425,352)	(562,689)	(633,563)
Cost of sales	(3,643,241)	(3,224,973)	(3,511,561)
Gross profit	441,763	674,489	502,452
Administrative expenses	(213,908)	(278,433)	(322,454)
Other income and expenses	(326,754)	(61,335)	(32,869)
Gain (loss) from the sale of investments		(7)	34,545
Operating profit (loss)	(98,899)	334,714	181,674
Financial expenses	(231,709)	(247,982)	(150,777)
Financial income	74,656	50,925	13,742
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(218,774)	(3,709)	473
Profit (loss) before income tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
(Loss) profit from continuing operations	(794,683)	20,630	(1,193)
Profit (loss) from discontinued operations	(43,959)	36,785	210,431
Profit (loss) for the period	(838,642)	57,415	209,238
Profit (loss) attributable to:
Owners of the Company	(884,721)	(83,188)	148,738
Non-controlling interest	46,079	140,603	60,500
Profit (loss) for the year	S/ (838,642)	S/ 57,415	S/ 209,238
Earnings (loss) per share attributable to owners of the Company during the year	S/ (1.076)	S/ (0.125)	S/ 0.225
Loss per share from continuing operations attributable to owners of the Company during the year	S/ (1.023)	S/ (0.099)	S/ (0.101)